UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Noesis Capital Management Corp
Address: Fountain Square, 2700 North Military Trail
	 Suite 210
	 Boca Raton, FL  33431

Form 13F File Number: 028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nico Letschert
Title:	CEO
Phone:	561-999-9888

Signature, Place, and Date of Signing:

	Nico Letschert		Boca Raton, FL		02/04/13

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $171,126 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




						FORM 13F INFORMATIONAL TABLE
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE	  SHRS/		SH/ PUT/ INV	OTHR	VOTNG AUTH
 						  (x$1000) PRN AMT	PRN CALL DISC	MGRS	SOLE SHR NONE
-------------		----------	------	  ------- -----		--- --- ---	---	---  --- ----
Aecom Technology Corp	COM		00766T100    454   19096	SH	Sole		18141 0   955
Allergan		COM		18490102    1234   13455	SH	Sole		12782 0   673
Alliance Data Systems	COM		18581108    1974   13635	SH	Sole		12953 0   682
Altria Group Inc	COM		02209S103   1193   37939	SH	Sole		36042 0  1897
Amdocs Limited		COM		G02602103   3751  110363	SH	Sole	       104845 0  5518
American Express Co	COM		25816109    6097  106073	SH	Sole	       100769 0  5304
Amgen Inc.		COM		31162100     252    2920	SH	Sole		 2774 0   146
Apple Inc		COM		37833100    2108    3961	SH  	Sole		 3763 0   198
Ares Capital Corp	COM		04010L103    465   26567	SH  	Sole		25239 0  1328
Aspen Ins Hdg Pfd 7.4	PFD/FXD IN	G05384139   1546   58901	SH	Sole		55956 0  2945
AT&T Corp.		COM		00206R102    390   11580	SH	Sole		11001 0   579
Autodesk Inc.		COM		52769106    3078   87080	SH	Sole		82726 0  4354
Avon Products Inc	COM		54303102     258   18000	SH	Sole		17100 0   900
BP Prudhoe Bay Rylty Tr	OTH ASST	55630107     645    9410	SH	Sole		 8940 0	  470
Baidu Com Inc Adr	COM		56752108     869    8668	SH	Sole		 8235 0   433
Barclays Pfd 8.125%	PFD/FXD INC	06739H362    824   32390	SH	Sole		30771 0  1619
Barclays iPath MSCI Ind	ETF		06739F291   1198   20195	SH	Sole		19185 0  1010
Baxter International	COM		71813109    4446   66695	SH	Sole		63360 0  3335
BCE Inc			COM		05534B760    993   23120	SH	Sole		21964 0  1156
Berkshire Hathaway Cl A	COM		84670108     268       2	SH  	Sole		    2 0     0
Berkshire Hathaway Cl B	COM		84670702     413    4608	SH  	Sole		 4378 0   230
Blackrock MuniInv QualFdETF		09254P108    583   36200	SH	Sole		34390 0  1810
Caterpillar Inc.	COM		149123101   5055   56411	SH	Sole		53590 0  2821
Chevron Texaco Corp	COM		166764100    297    2745	SH	Sole	         2608 0   137
Cinemark Hldngs		COM		17243V102    244    9380	SH	Sole	         8911 0   469
Cisco Sys Inc		COM		17275R102   3868  196847	SH	Sole	       187005 0  9842
Coca Cola Co		COM		191216100    723   19941	SH	Sole		18944 0   997
Companhia de Bebds ADR	COM		20441W203   1760   41922	SH	Sole		39826 0  2096
Darden Restaurants	COM		237194105   1292   28660	SH	Sole		27227 0  1433
DNP Select Income Fd	ETF		23325P104   1208  127545	SH	Sole	       121168 0  6377
Du Pont EI De Nemour	COM		263534109    827   18383	SH	Sole		17464 0   919
East West Bancorp	COM		27579R104   4084  190053	SH	None	       180550 0  9503
Ecolab Inc.		COM		278865100   3415   47495	SH	Sole		45120 0  2375
Emc Corp-Mass		COM		268648102    898   35495	SH	Sole		33720 0  1775
Energy Slct Sector SPDR	ETF		81369Y506   2007   28105	SH	Sole		26700 0  1405
Energy Transfer Prtnrs	LP		29273R109    615   14328	SH	Sole		13612 0   716
Enterprise Prdcts Prtn	LP		293792107    789   15749	SH	Sole		14962 0   787
Express Scripts Hldg	COM		302182100   1609   29798	SH	Sole		28308 0  1490
Exxon Mobil		COM		30231G102    662    7646	SH	Sole		 7264 0   382
Flaherty & Crumrine Pfd	ETF		338480106    990   72600	SH	Sole		68970 0  3630
Fluor Corporation	COM		343412102   2951   50240	SH	Sole		47728 0  2512
Gartner Inc		COM		366651107   1309   28445	SH	Sole		27023 0  1422
General Electric	COM		369604103    863   41137	SH	Sole		39080 0  2057
Genuine Parts		COM		372460105   1703   26784	SH	Sole		25445 0  1339
Gilead Sciences Inc	COM		375558103    654    8910	SH	Sole		 8465 0   445
Google Inc.		COM		38259P508   6157    8704	SH	Sole		 8269 0   435
Home Depot		COM		437076102    253    4089	SH	Sole		 3885 0   204
Honda Motor Co-ADR	COM		438128308   4543  122990	SH	Sole	       116841 0  6149
HSBC Hldgs PLC-ADR	COM		404280406   7516  141631	SH	Sole	       134549 0  7082
HSBC Hldgs Pfd 6.2%	PFD/FXD INC	404280604   1448   57850	SH	Sole		54958 0  2892
Internatl Bus Machines	COM		459200101   1805    9424	SH	Sole		 8953 0   471
iShares H-Yld Crp	ETF		464288513   2897   31035	SH	Sole		29483 0  1552
iShares MSCI Emg Mkt IndETF		464287234   1378   31063	SH	Sole		29510 0  1553
iShares MSCI Japan	ETF		464286848   1120  114920	SH	Sole	       109174 0  5746
iShares MSCI Taiwan	ETF		464286731   2008  147420	SH	Sole	       140049 0  7371
iShares S&P US Pfd Indx	ETF		464288687    792   20000	SH	Sole		19000 0  1000
iShares Silver Trust	ETF		46428Q109   1012   34445	SH	Sole		32723 0	 1722
Johnson & Johnson	COM		478160104    443    6323	SH	Sole		 6007 0	  316
JPMorgan Chase & Co	COM		46625H100   7365  167498	SH	Sole	       159123 0	 8375
Kayne Anderson MLP	ETF		486606106   2017   68440	SH	Sole		65018 0	 3422
Kinder Morgan Energy 	LP		494550106    207    2593	SH	Sole		 2463 0	  130
Liberty Media 8.75%	PFD/FXD INC	740434808    800   30750	SH	Sole		29213 0	 1537
Lowes Companies Inc.	COM		548661107   2966   83500	SH	Sole		79325 0	 4175
Magellan Midstream Prns	COM		559080106   1358   31450	SH	Sole		29878 0	 1572
Medtronic Inc		COM		585055106   1410   34372	SH	Sole		32653 0	 1719
Merck & Co Inc		COM		58933Y105    474   11577	SH	Sole		10998 0	  579
Nextera Energy Inc	COM		65339F101    202    2914	SH	Sole		 2768 0	  146
Nike Inc.		COM		654106103   3792   73494	SH	Sole		69819 0	 3675
Norfolk Southern Corp	COM		655844108    381    6160	SH	Sole		 5852 0	  308
Nuveen Multi-Strt In&Gw	ETF		67073B106    719   74075	SH	Sole		70371 0	 3704
Omnicomm Sys Inc	COM		68212U104   1334 7209382	SH	Sole	      6848913 0 360469
Oracle Corporation 	COM		68389X105    260    7796	SH	Sole		 7406 0	  390
PepsiCo Inc.		COM		713448108   3556   51971	SH	Sole		49372 0	 2599
Pfizer Inc		COM		717081103   1839   73330	SH	Sole		69664 0	 3666
Philip Morris		COM		718172109    263    3140	SH	Sole		 2983 0	  157
Potash Corp.		COM		73755L107   3004   73833	SH	Sole		70141 0	 3692
Praxair Inc		COM		74005P104   2597   23730	SH	Sole		22544 0	 1186
Priceline.com		COM		741503403   1586    2556	SH	Sole		 2428 0	  128
Procter & Gamble Co	COM		742718109    493    7259	SH	Sole		 6896 0	  363
Raymond James Finl Inc	COM		754730109    891   23120	SH	Sole		21964 0	 1156
Sally Beauty Holding	COM		79546E104   1318   55930	SH	Sole	        53134 0  2796
Sector SPDR Utilities	ETF		81369Y886   1487   42575	SH	Sole		40446 0  2129
SPD Regional Bank	ETF		78464A698    894   31975	SH	Sole		30376 0  1599
SPDR Gold Trust		OTHER ASSETS	78463V107   1522    9395	SH	Sole		 8925 0   470
SPDR S&P Intl Small Cap	ETF		78463X871   2906  102135	SH	Sole		97028 0  5107
Staples Inc.		COM		855030102   3939  345516	SH	Sole	       328240 0 17276
Stryker Corporation	COM		863667101   4945   90198	SH	Sole		85688 0  4510
Taitron Compnts Inc	COM		874028103    764  748890	SH	Sole	       711446 0 37444
TJX Cos Inc		COM		872540109   1245   29330	SH	Sole		27864 0  1466
United Parcel Service	COM		911312106   4551   61720	SH	Sole		58634 0  3086
Walt Disney Company	COM		254687106   6388  128295	SH	Sole	       121880 0  6415
WD-40 Company		COM		929236107    799   16956	SH	Sole		16108 0   848
Wells Fargo 7.875%	PFD/FXD INC	94985V202    255   10075	SH	Sole		 9571 0   504
Wisdom Tree India Earn	ETF		97717W422    365   18845	SH	Sole		17903 0   942